Operating costs - Payroll costs (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Analysis of income and expense [abstract]
Wages and salaries	£ 2,188	£ 2,084	£ 1,998
Social security costs	168	156	157
Defined contribution scheme costs	75	72	65
Defined benefit pension costs	135	232	156
Share-based payments	19	27	16
Severance costs (excluding pension costs)	1	76	7
Payroll costs including capitalised costs	2,586	2,647	2,399
Less: payroll costs capitalised	(902)	(795)	(751)
Total payroll costs	1,684	1,852	1,648
US other post retirement benefit costs	£ 45	£ 48	£ 46